Share-based compensation (Details 3) ¥ in Millions		12 Months Ended
	Oct. 31, 2020 $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares
Share-based compensation
Granted (in shares) | shares		5,272,500
Granted (in dollars per share) | $ / shares			$ 16.97
Share-based compensation expenses		¥ 4,726			¥ 2,999			¥ 4,804
Options | Employees and Non-employees
Share-based compensation
Weighted-average period over which share-based compensation expense is expected to be recognized		4 years 3 months 18 days
RSU
Share-based compensation
Granted (in dollars per share) | $ / shares			$ 18.27			$ 15.33			$ 18.24
JD Logistics Plan | Options | Founder
Share-based compensation
Granted (in shares) | shares	99,186,705
Granted (in dollars per share) | $ / shares	$ 0.01
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%
JD Logistics Plan | Options | Employees and Non-employees
Share-based compensation
Share-based compensation expenses		¥ 5			143			387
JD Logistics Plan | RSU | Employees and Non-employees
Share-based compensation
Share-based compensation expenses		¥ 385			¥ 389			¥ 406
Weighted-average period over which share-based compensation expense is expected to be recognized		2 years 8 months 12 days
Granted (in shares) | shares		48,581,929			59,551,652			55,937,435
Granted (in dollars per share) | $ / shares				$ 12.78			$ 9.88			$ 12.93
Unrecognized share-based compensation expense related to awards other than options		¥ 428	$ 428	$ 428
JD Health | Options | Founder
Share-based compensation
Granted (in shares) | shares	53,042,516
Granted (in dollars per share) | $ / shares	$ 0.0000005
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%
JD Health Plan | Options | Employees and Non-employees
Share-based compensation
Share-based compensation expenses		146			¥ 141			¥ 617
Unrecognized share-based compensation expense related to the share options granted		¥ 80	80	$ 80
Weighted-average period over which share-based compensation expense is expected to be recognized		1 year 4 months 24 days
JD Health Plan | RSU | Employees and Non-employees
Share-based compensation
Weighted-average period over which share-based compensation expense is expected to be recognized		2 years
Granted (in shares) | shares		5,240,780			8,706,890			6,051,558
Granted (in dollars per share) | $ / shares				$ 35.81			$ 30.64			$ 52.87
JD Health Plan | RSU | Service-based | Employees and Non-employees
Share-based compensation
Share-based compensation expenses		¥ 470			¥ 1,002			¥ 1,161
Unrecognized share-based compensation expense related to awards other than options		¥ 306	$ 306	$ 306